Income Taxes (Details 1) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 1,264,686	$ 159,721
Share-based compensation	236,645
Other	(21,324)	9,713
Gross Deferred Tax Assets	1,480,007	169,434
Valuation Allowance	(1,480,007)	(169,434)
Net Deferred Tax Assets